Property and Equipment, Net (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jan. 10, 2017	Mar. 31, 2019	Mar. 31, 2018
Successor [Member]
Depreciation expense	$ 599		$ 7,322	$ 3,874
Predecessor [Member]
Depreciation expense		$ 399